EMPLOYEE BENEFIT PLANS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Noncash curtailment gain		$ 1.3
Contributions to defined benefit plans	$ 0.6
Benefit payments	4.4
Expected contributions to defined benefit plans during remainder of year	2.3
Expected benefit payments during remainder of year	13.3
International Pension Plans | Pension Plan, Cost Rica
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Plan settlement payment and expense	$ 1.6